owners' equity - Non controlling interests (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Subsidiaries with significant non-controlling interests
Net income (loss)	$ (336)	$ (55)
Comprehensive income (loss)	(347)	18
Non-controlling interests	804	1,178
Telus International (Cda) Inc.
Subsidiaries with significant non-controlling interests
Net income (loss)	(346)	(56)
Other comprehensive income	(11)	73
Comprehensive income (loss)	(357)	17
Non-controlling interests	0	$ 1,174
Terrion wireless tower infrastructure
Subsidiaries with significant non-controlling interests
Net income (loss)	9
Comprehensive income (loss)	9
Non-controlling interests	799
Partnership distributions to non-controlling interest	$ 0